CREDIT LOSSES (Schedule of Allowance for Credit Losses) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Receivables [Abstract]
Balance, at beginning of period	$ 4,236
Cumulative effect of adoption of ASU Topic 326	700
Provision for expected credit losses	1,636
Amounts written off charged against the allowance and others	(374)
Balance, at end of period	$ 6,198